Schedule of investments
Delaware Mid Cap Growth Equity Fund	December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.50%♦
Communication Services — 5.53%
Pinterest Class A †	1,272,915	$ 47,148,772
Trade Desk Class A †	383,338	27,585,002
		74,733,774
Consumer Discretionary — 10.51%
Floor & Decor Holdings Class A †	263,889	29,439,457
Fox Factory Holding †	83,556	5,638,359
Levi Strauss & Co. Class A	819,669	13,557,325
Lululemon Athletica †	29,347	15,004,828
National Vision Holdings †	455,164	9,526,582
On Holding Class A †	697,842	18,820,799
Pool	74,085	29,538,430
Vail Resorts	96,391	20,576,587
		142,102,367
Consumer Staples — 2.43%
Brown-Forman Class B	345,941	19,753,231
Casey's General Stores	25,741	7,072,083
Celsius Holdings †	110,935	6,048,176
		32,873,490
Financials — 5.18%
Blue Owl Capital	394,402	5,876,590
FactSet Research Systems	31,352	14,956,471
Kinsale Capital Group	28,360	9,498,048
MarketAxess Holdings	135,577	39,703,724
		70,034,833
Healthcare — 25.20%
Agilent Technologies	147,237	20,470,360
Align Technology †	61,107	16,743,318
Bio-Techne	328,433	25,341,890
Cooper	59,506	22,519,451
Dexcom †	350,565	43,501,611
Edwards Lifesciences †	243,758	18,586,547
Envista Holdings †	630,660	15,173,680
GE HealthCare Technologies	187,444	14,493,170
IDEXX Laboratories †	50,387	27,967,304
Inspire Medical Systems †	68,371	13,908,713
Intuitive Surgical †	81,235	27,405,440
Ionis Pharmaceuticals †	215,677	10,911,099
Mettler-Toledo International †	12,281	14,896,362
Repligen †	157,822	28,376,396
NQ- 016 [1223] 0224 (3377139)    1

Schedule of investments
Delaware Mid Cap Growth Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Veeva Systems Class A †	110,985	$ 21,366,832
West Pharmaceutical Services	54,053	19,033,142
		340,695,315
Industrials — 17.64%
A O Smith	255,585	21,070,427
Copart †	456,754	22,380,946
Fastenal	358,566	23,224,320
Generac Holdings †	171,199	22,125,759
HEICO Class A	182,075	25,934,763
Howmet Aerospace	331,968	17,966,108
Lincoln Electric Holdings	90,644	19,711,444
Paycom Software	91,804	18,977,723
Rollins	329,189	14,375,684
Trex †	279,624	23,150,071
Westinghouse Air Brake Technologies	113,684	14,426,500
WillScot Mobile Mini Holdings †	341,599	15,201,155
		238,544,900
Information Technology — 27.92%
Coherent †	405,213	17,638,922
Crowdstrike Holdings Class A †	103,489	26,422,811
DoubleVerify Holdings †	415,479	15,281,318
HubSpot †	33,601	19,506,724
Keysight Technologies †	120,207	19,123,732
Lattice Semiconductor †	217,464	15,002,841
Littelfuse	62,614	16,753,002
Microchip Technology	286,411	25,828,544
MongoDB †	28,263	11,555,328
Monolithic Power Systems	59,113	37,287,298
Novanta †	116,551	19,628,354
Teradyne	255,353	27,710,908
Trimble †	388,370	20,661,284
Tyler Technologies †	63,458	26,533,059
Universal Display	142,225	27,201,953
Workday Class A †	67,050	18,509,823
Workiva †	178,953	18,169,098
Zebra Technologies Class A †	53,899	14,732,214
		377,547,213
2    NQ- 016 [1223] 0224 (3377139)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Materials — 1.53%
Martin Marietta Materials	41,450	$ 20,679,819
		20,679,819
Real Estate — 4.56%
CoStar Group †	706,403	61,732,558
		61,732,558
Total Common Stocks (cost $1,225,974,087)		1,358,944,269

Short-Term Investments — 0.03%
Money Market Mutual Funds — 0.03%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	99,616	99,616
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	99,616	99,616
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	99,616	99,616
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	99,616	99,616
Total Short-Term Investments (cost $398,464)		398,464
Total Value of Securities—100.53% (cost $1,226,372,551)		1,359,342,733

Liabilities Net of Receivables and Other Assets—(0.53%)		(7,232,953)
Net Assets Applicable to 67,953,136 Shares Outstanding—100.00%		$1,352,109,780
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
NQ- 016 [1223] 0224 (3377139)    3